UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.):  [] is a restatement
                                   [] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Warren Averett Asset Management, LLC
Address:	2500 Acton Road
		Birmingham, AL 35243

13F File Number: 028-15191

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Justin Russell
Title: Chief Compliance Officer
Phone: 205-979-4100

Signature, Place, and Date of Signing:

1	Birmingham, AL 35243	04/30/2013

Report Type (Check only one):
	[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
	[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           97
Form 13F Information Table Value Total:           $197,348


List of Other Included Managers:
NONE

				FORM 13F INFORMATION TABLE


Name of Issuer			Title of Class	CUSIP		Value	SHRS OR	SH/PRN	Investment  Other   Voting Authority
								(x$1000)PRN AMT		Discretion  Manager Sole Shared None
----------------------------------------------------------------------------------------------------------------------------
3M Company			COM		88579Y101	250	2353	SH	Sole				2353
Air Prods & Chems Inc		COM		009158106	218	2502	SH	Sole				2502
Allergan Inc			COM		018490102	402	3600	SH	Sole				3600
American Tower REIT		COM		03027X100	247	3210	SH	Sole				3210
American Wtr Wks Co Inc New	COM		030420103	448	10800	SH	Sole				10800
Apple Inc			COM		037833100	753	1702	SH	Sole				1702
AT&T Inc			COM		00206R102	917	24980	SH	Sole				24980
Bank of America Corp		COM		060505104	191	15721	SH	Sole				15721
Berkshire Hathaway INC DEL	CL A		084670108	313	2	SH	Sole				2
Berkshire Hathaway Inc DEL	CL B New	084670702	296	2841	SH	Sole				2841
Biocryst Pharmaceuticals Inc	COM		09058V103	33	27600	SH	Sole				27600
Bristol Myers Squibb Co		COM		110122108	279	6763	SH	Sole				6763
Caterpillar Inc DEL		COM		149123101	210	2410	SH	Sole				2410
Celgene Corp			COM		151020104	214	1850	SH	Sole				1850
Cerner Corporation		COM		156782104	360	3800	SH	Sole				3800
Chevron Corp NEW		COM		166764100	440	3706	SH	Sole				3706
Cisco Sys Inc			COM		17275R102	361	17257	SH	Sole				17257
Coca Cola Company		COM		191216100	934	23092	SH	Sole				23092
Comcast Corp NEW		CL A		20030N101	503	11977	SH	Sole				11977
CVS CAREMARK CORPORATION	COM		126650100	291	5294	SH	Sole				5294
Dana Holding Corp		COM		235825205	357	20000	SH	Sole				20000
Danaher Corp Del		COM		235851102	323	5200	SH	Sole				5200
Disney Walt Co			COM DISNEY	254687106	274	4828	SH	Sole				4828
Ebay Inc			COM		278642103	241	4445	SH	Sole				4445
Emerson Electric Co		COM		291011104	395	7071	SH	Sole				7071
Enstar Group LIMITED		SHS		G3075P101	510	4100	SH	Sole				4100
Exxon Mobil Corp		COM		30231G102	1228	13626	SH	Sole				13626
General Dynamics Corp		COM		369550108	223	3156	SH	Sole				3156
General Electric Company	COM		369604103	677	29279	SH	Sole				29279
General Mills Inc		COM		370334104	270	5477	SH	Sole				5477
Geo Group Inc			COM		36159R103	325	8640	SH	Sole				8640
Goldman Sachs Group Inc		COM		38141G104	210	1429	SH	Sole				1429
Google Inc			CL A		38259P508	688	866	SH	Sole				866
Hancock Holding Co		COM		410120109	315	10176	SH	Sole				10176
Healthsouth Corp		COM NEW		421924309	1279	48518	SH	Sole				48518
Illinois Tool Works Inc		COM		452308109	299	4900	SH	Sole				4900
Intel Corp			COM		458140100	328	15016	SH	Sole				15016
International Business Machs	COM		459200101	698	3271	SH	Sole				3271
Iron Mtn Inc			COM		462846106	225	6200	SH	Sole				6200
iShares TR			CORE TOTUSBD ETF464287226	25727	232340	SH	Sole				232340
iShares MSCI EAFE Index		MSCI EAFE INDEX	464287465	6865	116392	SH	Sole				116392
iShares TR			MSCI EMERG MKT	464287234	2539	59357	SH	Sole				59357
iShares Russell 2000 Index	RUSSELL 2000	464287655	2101	22247	SH	Sole				22247
iShares TR			S&P MIDCP VALU	464287705	1945	19276	SH	Sole				19276
iShares TR			S&P 100 IDX FD	464287101	219	3107	SH	Sole				3107
Johnson & Johnson		COM		478160104	361	4426	SH	Sole				4426
JPMorgan Chase & Co		COM		46625H100	647	13640	SH	Sole				13640
Kimberly Clark Corp		COM		494368103	552	5633	SH	Sole				5633
Lowes Cos Inc			COM		548661107	508	13400	SH	Sole				13400
Maxim Integrated Prods		COM		57772K101	235	7200	SH	Sole				7200
Merck & Co Inc NEW		COM		58933Y105	475	10737	SH	Sole				10737
Microsoft Corp			COM		594918104	586	20485	SH	Sole				20485
Monsanto Co			COM		61166W101	317	3000	SH	Sole				3000
Nuveen Equity Prem Income Fd	COM		6706ER101	1014	79198	SH	Sole				79198
Oracle Corp			COM		68389X105	540	16699	SH	Sole				16699
Pepsico Incorporated		COM		713448108	359	4540	SH	Sole				4540
Philip Morris Intl Inc		COM		718172109	201	2173	SH	Sole				2173
Plains All Amern Pipeline L	UNIT LTD PARTN	726503105	248	4395	SH	Sole				4395
Powershares ETF TRUST II	CEF INC COMPST	73936Q843	1222	46683	SH	Sole				46683
ProAssurance Corp		COM		74267C106	695	14684	SH	Sole				14684
Procter & Gamble Co		COM		742718109	386	5003	SH	Sole				5003
Protective Life Corp		COM		743674103	204	5709	SH	Sole				5709
Qualcomm Inc			COM		747525103	462	6900	SH	Sole				6900
Regions Financial Corp		COM		7591EP100	479	58475	SH	Sole				58475
Royal Bk Cda Montreal Que	COM		780087102	313	5192	SH	Sole				5192
Royal Dutch Shell PLC		SPONS ADR A	780259206	415	6370	SH	Sole				6370
S&P Dep Receipts		TR UNIT		78462F103	7403	47252	SH	Sole				47252
Schlumberger LTD		COM		806857108	376	5015	SH	Sole				5015
Schwab Charles Corp NEW		COM		808513105	200	11300	SH	Sole				11300
Schwab Strategic TR		INTRM TRM TRES	808524854	1042	19243	SH	Sole				19243
Schwab Strategic TR		US TIPS ETF	808524870	258	4451	SH	Sole				4451
Schwab US Aggregate Bd		US AGGREGATE B	808524839	985	18850	SH	Sole				18850
Shire PLC			SPONSORED ADR	82481R106	201	2200	SH	Sole				2200
Southern Company		COM		842587107	1066	22726	SH	Sole				22726
SPDR Dow Jones Indl Avrg ETF	UT SER 1	78467X109	218	1503	SH	Sole				1503
SPDR Gold Trust			SPDR GOLD TRUST	78463V107	208	1347	SH	Sole				1347
SPDR S&P MIDCAP 400 ETF TR	UTSER1 S&PDCRP	78467Y107	1719	8199	SH	Sole				8199
SPDR SERIES TRUST		BRC HGH YLD BD	78464A417	408	9923	SH	Sole				9923
Synovus Financial Corp		COM		87161C105	48	17318	SH	Sole				17318
Time Warner Cable Inc		COM		88732J207	286	2981	SH	Sole				2981
Time Warner Inc			COM NEW		887317303	459	7965	SH	Sole				7965
Unilever NV			N Y SHS NEW	904784709	234	5714	SH	Sole				5714
Union Pacific Corp		COM		907818108	427	3000	SH	Sole				3000
United Technologies Corp	COM		913017109	450	4813	SH	Sole				4813
Vanguard Emerging Market	MSCI EMR MKT ETF922042858	502	11703	SH	Sole				11703
Vanguard Growth			Growth ETF	922908736	20721	267330	SH	Sole				267330
Vanguard Index FDS		REIT ETF	922908553	253	3583	SH	Sole				3583
Vanguard Index FDS		SMALL CP ETF	922908751	584	6410	SH	Sole				6410
Vanguard INTL EQUITY INDEX F	FTSE SMCAP ETF	922042718	335	3544	SH	Sole				3544
Vanguard Mid Cap		MID CAP ETF	922908629	2438	26241	SH	Sole				26241
Vanguard MidCap Growth Index	MCAP GR IDXVIP	922908538	29898	388140	SH	Sole				388140
Vanguard MidCap Value Index	MCAP VL IDXVIP	922908512	45039	670329	SH	Sole				670329
Vanguard MSCI EAFE		MSCI EAFE ETF	921943858	625	17160	SH	Sole				17160
Vanguard S&P 500		S&P 500 ETF SH	922908413	13480	188162	SH	Sole				188162
Visa Inc			COM CL A	92826C839	308	1812	SH	Sole				1812
Vulcan Materials Company	COM		929160109	396	7651	SH	Sole				7651
Wal-Mart Stores Inc		COM		931142103	645	8614	SH	Sole				8614
								197348
